Income Taxes - Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss from Continuing Operations before Equity Method Investments, Income Taxes
United Kingdom	$ (195,416)	$ (59,874)
Loss before income taxes	(217,421)	(60,278)
UNITED STATES
Loss from Continuing Operations before Equity Method Investments, Income Taxes
Foreign	1,186	(401)
Other Foreign Country
Loss from Continuing Operations before Equity Method Investments, Income Taxes
Foreign	$ (23,191)	$ (3)